Convertible Instruments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		121 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended													3 Months Ended			6 Months Ended	12 Months Ended			12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2010	Nov. 30, 2013	May 31, 2012	Nov. 30, 2013 Investor	May 31, 2013 Investor	May 31, 2013 Minimum	May 31, 2013 Minimum Investor	May 31, 2013 Maximum	May 31, 2013 Maximum Investor	Nov. 30, 2013 US Phase III trial	May 31, 2013 US Phase III trial	Nov. 30, 2013 US new drug application approval by the FDA	May 31, 2013 US new drug application approval by the FDA	May 31, 2013 Detachable common stock warrants with a two-year term Investor	May 31, 2013 Detachable common stock warrants with a two-year term Minimum Investor	May 31, 2013 Detachable common stock warrants with a two-year term Maximum Investor	May 31, 2013 Detachable common stock warrants, with terms of two or three years Investor	Nov. 30, 2013 Detachable common stock warrants, with terms of two or three years Minimum Investor	May 31, 2013 Detachable common stock warrants, with terms of two or three years Minimum Investor	Nov. 30, 2013 Detachable common stock warrants, with terms of two or three years Maximum Investor	May 31, 2013 Detachable common stock warrants, with terms of two or three years Maximum Investor	Nov. 30, 2013 Convertible Note One Note	Nov. 30, 2013 Convertible Note Two Note	Nov. 30, 2013 Convertible Note Three Note	Nov. 30, 2013 Convertible Note Four	May 31, 2013 Series B convertible preferred stock	May 31, 2010 Series B convertible preferred stock	Nov. 30, 2013 Series B convertible preferred stock	May 31, 2013 Common Stock	May 31, 2010 Common Stock	Apr. 30, 2010 Common Stock
Class of Stock [Line Items]
Preferred Stock, Shares issued	95,100		95,100		95,100		95,100	98,900																								400,000
Preferred Stock, Share price						$ 5.00																													$ 10
Preferred Stock, Conversion shares																															3,800
Converted Common Stock																																		38,000
Convertible note conversion price per share											$ 0.65		$ 0.75		$ 0.75	$ 0.75	$ 0.65	$ 0.65											$ 0.65	$ 0.75					$ 0.50
Constructive dividend to Preferred stock holders			$ 6,000,000		$ 6,000,000
Liquidation preference on common shares	5.00		5.00		5.00		5.00
Dividends are payable to preferred stock holders			$ 0.25		$ 0.25
Face amount of notes	7,221,250		7,221,250		6,588,250		7,221,250
Convertible note, conversion amount															4,521,250	6,208,250	100,000	380,000
Earliest date for repayment of principal on notes			Feb. 01, 2014		Nov. 30, 2013
Latest date for repayment of principal on notes			Mar. 06, 2016		Mar. 06, 2016
Interest rate on convertible notes											5.00%		10.00%
Interest on convertible notes payment start date									Apr. 01, 2013	Apr. 01, 2013
Common stock warrant term																			2 years				2 years		3 years
Warrants to purchase common shares, shares										8,527,984									8,527,984			9,451,056
Warrants exercise price per share	0.75		0.75				0.75													0.75	2.00			0.50		2.00	0.75		0.75
Warrants exercisable expiration date												Oct. 01, 2014		May 31, 2015
Preferred Stock, Share issuance price	$ 1.30		$ 1.30				$ 1.30																									$ 5.00
Cash proceeds																																2,009,000
Preferred stock shares outstanding	95,100		95,100		95,100		95,100	98,900																							95,100		95,100
Number of common shares issued upon conversion of preferred stock																																			10
Common stock shares authorized for issuance	100,000,000		100,000,000		100,000,000		100,000,000	100,000,000																												100,000,000
Face amount of notes	1,200,000		1,200,000		6,588,250		1,200,000
Number of notes converted																											6	1	2
Convertible notes term																											6 months	6 months	6 months	3 years
Principal amount of notes			2,350,000		567,000	146,456																					850,000	250,000	380,000	1,120,000
Common stock issued upon conversion of notes																											1,307,692		594,384	1,493,333
Warrants to purchase shares of common stock																											659,486		292,307
Aggregate principal amount plus accrued but unpaid interest																													6,351
Exercisable warrants, expire period																													5 years
Interest expense associated with conversion inducement			193,160				193,160																						193,000
Amortization expense	$ 1,595,000	$ 0	$ 3,047,000	$ 257,300			$ 4,756,000